SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2019
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
12. SHARE-BASED COMPENSATION

On April 29, 2010, the Company adopted the 2010 Omnibus Incentive Plan (“2010 Plan”) permitting the issuance of up to 1,500,000 share grants in the form of (i) stock appreciation rights (“SARs”); (ii) restricted stock units (“RSUs”); (iii) nonqualified stock options; and (iv) other stock-based awards. The Company has issued all shares available under the 2010 Plan. Since June 30, 2015, all SARs and RSUs granted under the 2010 Plan have vested. During the three months ended September 30, 2019, 555,569 SARs were exercised at a weighted average price of $12.84 per share. During the nine months ended September 30, 2019, 782,955 SARs were exercised at a weighted average price of $12.73 per share. At September 30, 2019, there were 14,025 SARs outstanding and exercisable at a weighted average exercise price of $12.95 per share.